Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
May 01, 2013
(Wells Fargo Advantage VT International Equity Fund) | Class 1
Bar Chart Table:
Annual Return 2003	31.32%
Annual Return 2004	19.21%
Annual Return 2005	16.00%
Annual Return 2006	23.16%
Annual Return 2007	15.00%
Annual Return 2008	(41.49%)
Annual Return 2009	15.95%
Annual Return 2010	16.79%
Annual Return 2011	(12.79%)
Annual Return 2012	13.68%
(Wells Fargo Advantage VT Omega Growth Fund) | Class 1
Bar Chart Table:
Annual Return 2003	40.04%
Annual Return 2004	7.21%
Annual Return 2005	3.85%
Annual Return 2006	6.02%
Annual Return 2007	11.96%
Annual Return 2008	(27.19%)
Annual Return 2009	43.97%
Annual Return 2010	19.79%
Annual Return 2011	(5.36%)
Annual Return 2012	20.76%
(Wells Fargo Advantage VT Opportunity Fund) | Class 1
Bar Chart Table:
Annual Return 2003	37.01%
Annual Return 2004	18.22%
Annual Return 2005	7.88%
Annual Return 2006	12.22%
Annual Return 2007	6.63%
Annual Return 2008	(40.10%)
Annual Return 2009	47.74%
Annual Return 2010	23.76%
Annual Return 2011	(5.41%)
Annual Return 2012	15.80%
(Wells Fargo Advantage VT Small Cap Growth Fund) | Class 1
Bar Chart Table:
Annual Return 2003	42.27%
Annual Return 2004	13.77%
Annual Return 2005	6.24%
Annual Return 2006	22.75%
Annual Return 2007	13.81%
Annual Return 2008	(41.42%)
Annual Return 2009	52.64%
Annual Return 2010	26.93%
Annual Return 2011	(4.34%)
Annual Return 2012	8.11%
(Wells Fargo Advantage VT Small Cap Value Fund) | Class 1
Bar Chart Table:
Annual Return 2003	38.39%
Annual Return 2004	16.77%
Annual Return 2005	16.50%
Annual Return 2006	15.29%
Annual Return 2007	(0.32%)
Annual Return 2008	(44.55%)
Annual Return 2009	60.18%
Annual Return 2010	17.38%
Annual Return 2011	(7.06%)
Annual Return 2012	14.33%
(Wells Fargo Advantage VT Discovery Fund) | Class 2
Bar Chart Table:
Annual Return 2003	39.43%
Annual Return 2004	15.72%
Annual Return 2005	8.27%
Annual Return 2006	14.64%
Annual Return 2007	22.32%
Annual Return 2008	(44.36%)
Annual Return 2009	40.30%
Annual Return 2010	35.54%
Annual Return 2011	0.42%
Annual Return 2012	17.74%
(Wells Fargo Advantage VT Index Asset Allocation Fund) | Class 2
Bar Chart Table:
Annual Return 2003	22.09%
Annual Return 2004	9.34%
Annual Return 2005	4.99%
Annual Return 2006	12.14%
Annual Return 2007	7.60%
Annual Return 2008	(29.11%)
Annual Return 2009	15.46%
Annual Return 2010	13.29%
Annual Return 2011	6.48%
Annual Return 2012	13.03%
(Wells Fargo Advantage VT International Equity Fund) | Class 2
Bar Chart Table:
Annual Return 2003	31.06%
Annual Return 2004	18.84%
Annual Return 2005	15.67%
Annual Return 2006	22.89%
Annual Return 2007	14.73%
Annual Return 2008	(41.60%)
Annual Return 2009	15.47%
Annual Return 2010	16.50%
Annual Return 2011	(12.91%)
Annual Return 2012	13.48%
(Wells Fargo Advantage VT Intrinsic Value Fund) | Class 2
Bar Chart Table:
Annual Return 2003	26.21%
Annual Return 2004	11.08%
Annual Return 2005	5.38%
Annual Return 2006	18.55%
Annual Return 2007	2.80%
Annual Return 2008	(36.47%)
Annual Return 2009	16.86%
Annual Return 2010	13.83%
Annual Return 2011	(2.15%)
Annual Return 2012	19.47%
(Wells Fargo Advantage VT Omega Growth Fund) | Class 2
Bar Chart Table:
Annual Return 2003	39.61%
Annual Return 2004	6.98%
Annual Return 2005	3.57%
Annual Return 2006	5.70%
Annual Return 2007	11.74%
Annual Return 2008	(27.41%)
Annual Return 2009	43.58%
Annual Return 2010	19.48%
Annual Return 2011	(5.54%)
Annual Return 2012	20.39%
(Wells Fargo Advantage VT Opportunity Fund) | Class 2
Bar Chart Table:
Annual Return 2003	37.01%
Annual Return 2004	18.22%
Annual Return 2005	7.88%
Annual Return 2006	12.22%
Annual Return 2007	6.63%
Annual Return 2008	(40.10%)
Annual Return 2009	47.74%
Annual Return 2010	23.76%
Annual Return 2011	(5.52%)
Annual Return 2012	15.52%
(Wells Fargo Advantage VT Small Cap Growth Fund) | Class 2
Bar Chart Table:
Annual Return 2003	42.27%
Annual Return 2004	13.77%
Annual Return 2005	6.24%
Annual Return 2006	22.75%
Annual Return 2007	13.81%
Annual Return 2008	(41.42%)
Annual Return 2009	52.64%
Annual Return 2010	26.77%
Annual Return 2011	(4.60%)
Annual Return 2012	7.87%
(Wells Fargo Advantage VT Small Cap Value Fund) | Class 2
Bar Chart Table:
Annual Return 2003	38.39%
Annual Return 2004	16.77%
Annual Return 2005	16.50%
Annual Return 2006	15.29%
Annual Return 2007	(0.32%)
Annual Return 2008	(44.55%)
Annual Return 2009	60.18%
Annual Return 2010	17.25%
Annual Return 2011	(7.26%)
Annual Return 2012	14.00%
(Wells Fargo Advantage VT Total Return Bond Fund) | Class 2
Bar Chart Table:
Annual Return 2003	8.40%
Annual Return 2004	4.39%
Annual Return 2005	1.90%
Annual Return 2006	3.82%
Annual Return 2007	6.19%
Annual Return 2008	2.39%
Annual Return 2009	11.99%
Annual Return 2010	7.04%
Annual Return 2011	8.31%
Annual Return 2012	6.10%